GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Mer Telemanagement Solutions Ltd. ("the Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries ("the Group") design, develop, market and support a comprehensive line of telecommunication management and customer care & billing ("CC&B") solutions that enable business organizations and other enterprises to improve the efficiency and performance of all intellectual property ("IP") operations, and reduce associated costs. The Group's products include call accounting and management products, fault management systems and web based management solutions for converged voice, voice over Internet Protocol, IP data and video and CC&B solutions.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, namely, MTS IntegraTRAK Inc. and MTS Asia Ltd., respectively, act as marketing and customer service organizations in those countries.

In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil, and its results of operations were classified as discontinued operations in the statement of operations. In addition, the comparative data of the liabilities and liabilities attributable to discontinued operations were reclassified in the balance sheet. There are no assets from discontinued operations as of December 31, 2010 and 2011.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2009, 2010 and 2011, which were reported separately as discontinued operations in the consolidated statements of income, are as follows:

	Year ended December 31,
	2009	2010	2011

Revenues	$74	$-	$-
Total operating expenses	51	68	84

Operating income (loss)	23	(68)	(84)

Financial income (expenses)	-	-	-

Other income (loss)	(63)	-	-

Net loss from discontinued operations	$(40)	$(68)	$(84)

Basic and diluted net loss per Ordinary share from discontinued operations	$(0.01)	$(0.01)	$(0.02)

b.
MTS's products are designed to provide telecommunication and information technology managers with tools to reduce communication costs, recover charges payable by third parties, and to detect and prevent abuse and misuse of telephone networks including fault telecommunication usage.

The Company markets its products worldwide through original equipment manufacturer ("OEM") distribution channels, its direct sales force in the United States, Israel and Hong Kong, and through a network of local distributors in these and various other countries.  The Company is highly dependent upon the active marketing and distribution of its products by OEMs.  If the Company is unable to effectively manage and maintain a relationship with its OEMs, or if any event negatively affected an OEM's financial condition, the Company's results of operations and financial position could be materially adversely affected.

The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

Revenues from a major customer accounted for 12%, 13% and 16% of total revenues for the years ended December 31, 2009, 2010 and 2011, respectively.

c.
On December 23, 2008, the Company and AnchorPoint, Inc. ("AnchorPoint") entered into an asset purchase agreement ("the AnchorPoint APA"). AnchorPoint is a provider of TEM solutions to enterprises. Under the terms of the AnchorPoint APA, the Company acquired certain assets and assumed certain liabilities of AnchorPoint in consideration of 1,087,308 Ordinary shares, par value NIS 0.01 per share, of MTS. The transaction related expenses amounted to $ 219. The consideration was paid as follows:

1.	924,212 Ordinary shares were issued and delivered at closing.

2.
163,096 Ordinary shares were issued at closing and delivered to an escrow agent to be held in trust for a period of 15 months following the closing, to satisfy general representations and warranties included in the agreement.

The acquisition was completed on December 30, 2008.

Based upon a valuation of the tangible and intangible assets acquired and the liabilities assumed, the Company has allocated the total cost of the acquisition to AnchorPoint's net assets at the date of acquisition, as follows:

Tangible assets:
Net assets	$77
Intangible assets:
Developed technology (eight-year useful life)	987
Brand name (eleven-year useful life)	229
Customer relationship (eight-year useful life)	370
Goodwill	683

Net assets acquired	$2,346

The valuation of the developed technology was based on the income approach which reflects the future economic benefits from AnchorPoint's products. The value assigned to customer relationship was based on the income approach. The fair value of customer relationship was estimated by discounting to present value the cash flows that will be derived from AnchorPoint's customers retained by MTS. The value assigned to the brand name was based on the income approach. The fair value of the brand name was estimated by capitalizing the royalties saved due to the Company's ownership of the intellectual property.

Goodwill in the amount of $ 683, resulting from the AnchorPoint acquisition was assigned to the Company's integration of AnchorPoint's activity on December 30, 2008. As of December 31, 2011, there was no change in goodwill amount, since no impairment was recognized since acquisition date.